Provisions for legal proceedings, judicial deposits and contingent liabilities (Details 4) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 45,067	$ 60,221
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	24,861	37,189
Labor Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	8,156	10,150
Civil Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	10,662	11,455
Environmental Related Contingent Liability [Member]
IfrsStatementLineItems [Line Items]
Total	$ 1,388	$ 1,427